Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating activities
Net loss for the year	$ (3,024)	$ (983)	$ (1,711)
Items not involving cash:
Fair value (gain) on derivative liabilities - warrants	4	(90)	(105)
Fair value loss on warrants	0	0	0
Loss on settlement of convertible notes	0	26	13
Interest and convertible accretion	0	72	260
Realized (gain) on sale of marketable securities	(189)	0	0
Unrealized (gain) loss on marketable securities	0	(476)	(9)
Share-based compensation	1,077	175	117
Cash flows from (used in) operations before changes in working capital	(2,132)	(1,276)	(1,435)
Changes in non-cash working capital
Other receivable	(3)	0	(1)
Prepaid and deposit	(38)	(1)	0
Accounts payable and accrued liabilities	95	96	(185)
Cash used in operating activities	(2,078)	(1,181)	(1,621)
Financing activities
Proceeds from shares issued for private placements, net	3,966	19	132
Proceeds from shares issued for stock options and warrants exercised	323	0
Convertible notes	0	(381)	0
Loan	0	0	(311)
Related party loan payable	0	0	(218)
Cash provided by financing activities	4,289	(362)	(397)
Investing activities
Expenditures on mineral properties	(3,899)	(1,411)	(1,899)
Net proceeds from water rights sale	1,000	1,868	5,685
Sale Of Marketable Securities	(830)	0	0
Reclamation bonds	0	0	28
Cash provided by in investing activities	(2,069)	457	3,814
Effect of foreign exchange on cash	(1)	(25)	(31)
(Decrease) increase in cash and cash equivalents	141	(1,111)	1,765
Cash and cash equivalents, beginning of year	701	1,812	47
Cash and cash equivalents, end of year	842	701	1,812
Supplemental cash flow information
Exploration expenditures included in accounts payable	(27)	41	27
Interest paid in cash	0	76	46
Shares issued for interest	0	0	45
Shares issued in settlement agreements	$ 27	$ 0	$ 0